Document And Entity Information	Dec. 20, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2019
Entity Registrant Name	SLEEP NUMBER CORP
Entity Central Index Key	0000827187
Entity Emerging Growth Company	false
Entity File Number	000-25121
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-1597886
Entity Address, Address Line One	1001 Third Avenue South
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55404
City Area Code	763
Local Phone Number	551-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, par value $0.01 per share
Trading Symbol	SNBR
Name of each exchange on which registered	NASDAQ